UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

abrdn ETFs

(Exact name of registrant as specified in charter)

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (844) 383-7289

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Shareholder Report

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (BCD)

June 30, 2024

Principal Listing Exchange: NYSEArca

This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abrdn.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$16	0.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics at June 30, 2024

Total Net Assets	$230,222,736
Total Number of Portfolio Holdings	53
Portfolio Turnover RateFootnote Reference*	0%
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

(BCD)

What did the Fund invest in?

The tables below show the investment makeup of the Fund at June 30, 2024 and the percentages indicated are based on the notional value of  futures contracts held by the Fund.

Sector Allocation (%)Footnote Reference1

Energy
29.6%
Agriculture
28.6%
Metals - Precious
20.9%
Metals - Industrial
15.7%
Livestock
5.2%
0
20
40

Value	Value
Livestock	5.2%
Metals - Industrial	15.7%
Metals - Precious	20.9%
Agriculture	28.6%
Energy	29.6%
Footnote	Description
Footnote[1]	Short-term investments held as collateral for futures contracts have been excluded.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at https://www.abrdn.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

Top Ten Fund Holdings (%)

Gold 100 oz. future	15.8%
Natural gas future	8.6%
Brent crude future	7.2%
WTI crude future	7.1%
Copper future	6.0%
Corn future	5.6%
Soybean future	5.2%
Silver future	5.1%
PRI Aluminum future	4.0%
Live cattle future	3.5%

ALPS Distributors, Inc. is the distributor for the abrdn ETFs. ALPS is not affiliated with abrdn. ALPS Distributors, Inc. and abrdn are not affiliated entities.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

(BCD)

Semi-Annual Shareholder Report

abrdn Bloomberg All Commodity Strategy K-1 Free ETF (BCI)

June 30, 2024

Principal Listing Exchange: NYSEArca

This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abrdn.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$13	0.26%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics at June 30, 2024

Total Net Assets	$1,015,900,085
Total Number of Portfolio Holdings	49
Portfolio Turnover RateFootnote Reference*	0%
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

(BCI)

What did the Fund invest in?

The tables below show the investment makeup of the Fund at June 30, 2024 and the percentages indicated are based on the notional value of  futures contracts held by the Fund.

Sector Allocation (%)Footnote Reference1

Energy
29.9%
Agriculture
27.9%
Metals - Precious
20.7%
Metals - Industrial
16.1%
Livestock
5.4%
0
20
40

Value	Value
Livestock	5.4%
Metals - Industrial	16.1%
Metals - Precious	20.7%
Agriculture	27.9%
Energy	29.9%
Footnote	Description
Footnote[1]	Short-term investments held as collateral for futures contracts have been excluded.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at https://www.abrdn.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

Top Ten Fund Holdings (%)

Gold 100 oz. future	15.4%
Natural gas future	8.6%
Brent crude future	7.4%
WTI crude future	7.1%
Copper future	5.8%
Silver future	5.3%
Corn future	5.2%
Soybean future	5.1%
PRI Aluminum future	4.2%
Coffee future	3.4%

ALPS Distributors, Inc. is the distributor for the abrdn ETFs. ALPS is not affiliated with abrdn. ALPS Distributors, Inc. and abrdn are not affiliated entities.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

(BCI)

Semi-Annual Shareholder Report

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (BCIM)

June 30, 2024

Principal Listing Exchange: NYSEArca

This semi-annual shareholder report contains important information about the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abrdn.com/us/literature. You can also request this information by contacting us at 844-383-7289.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	$21	0.41%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics at June 30, 2024

Total Net Assets	$22,880,037
Total Number of Portfolio Holdings	25
Portfolio Turnover RateFootnote Reference*	0%
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

(BCIM)

What did the Fund invest in?

The tables below show the investment makeup of the Fund at June 30, 2024 and the percentages indicated are based on the notional value of  futures contracts held by the Fund.

Sector Allocation (%)Footnote Reference1

Copper
Aluminum
Nickel
Zinc
Lead
36.3%
26.0%
16.7%
15.7%
5.3%
0
20
40

Value	Value
Lead	5.3%
Zinc	15.7%
Nickel	16.7%
Aluminum	26.0%
Copper	36.3%
Footnote	Description
Footnote[1]	Short-term investments held as collateral for futures contracts have been excluded.

Availability of Additional Information

You can find additional information, including the Fund's prospectus, financial information, fund holdings, and proxy voting information at https://www.abrdn.com/us/literature or call 844-383-7289. The QR code can be used to access the Fund's prospectus, financial information and holdings.

Top Ten Fund Holdings (%)

Copper future	36.3%
PRI Aluminum future	26.0%
Nickel future	16.7%
Zinc future	15.7%
Lead future	5.3%

ALPS Distributors, Inc. is the distributor for the abrdn ETFs. ALPS is not affiliated with abrdn. ALPS Distributors, Inc. and abrdn are not affiliated entities.

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

(BCIM)

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 7 of this Form N-CSR.

(b)

Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

abrdn ETFs
Semi-Annual Report
Financial Statements and Other Information
June 30, 2024
abrdn Bloomberg All Commodity Strategy K-1 Free ETF | BCI | NYSE Arca
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | BCD | NYSE Arca
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF | BCIM | NYSE Arca

abrdn ETFs

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

June 30, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—98.7%
MONEY MARKET FUNDS—7.5%
Invesco Government & Agency Portfolio, 4.68% (a)	76,040,399	$ 76,040,399
Total Money Market Funds		76,040,399
U.S. TREASURIES—91.2%
U.S. Treasury Bills
5.27%, 07/02/2024 (b)	$50,000,000	49,992,729
5.21%, 07/05/2024 (b)	45,000,000	44,973,825
5.27%, 07/09/2024 (b)	50,000,000	49,942,166
5.24%, 07/11/2024 (b)	45,000,000	44,934,625
5.27%, 07/16/2024 (b)	50,000,000	49,890,625
5.25%, 07/18/2024 (b)(c)	45,000,000	44,888,331
5.27%, 07/23/2024 (b)	50,000,000	49,839,889
5.25%, 07/25/2024 (b)	45,000,000	44,843,400
5.27%, 07/30/2024 (b)	44,000,000	43,814,094
5.24%, 08/01/2024 (b)	50,000,000	49,775,034
5.25%, 08/06/2024 (b)	47,000,000	46,754,872
5.25%, 08/08/2024 (b)	50,000,000	49,724,130
5.24%, 08/13/2024 (b)	45,000,000	44,718,740
5.24%, 08/15/2024 (b)(c)	50,000,000	49,674,016
5.24%, 08/20/2024 (b)	37,000,000	36,730,637
5.25%, 08/22/2024 (b)(c)	50,000,000	49,623,018
5.25%, 08/29/2024 (b)(c)	50,000,000	49,569,587
5.24%, 09/05/2024 (b)(c)	43,000,000	42,589,476
5.24%, 09/12/2024 (b)	47,000,000	46,502,171
5.22%, 09/19/2024 (b)	38,000,000	37,560,213
Total U.S. Treasuries		926,341,578
Total Short-Term Investments		1,002,381,977
Total Investments (Cost $1,002,369,250)—98.7%		1,002,381,977
Other Assets in Excess of Liabilities—1.3%		13,518,108
Net Assets—100.0%		$1,015,900,085

(a)	The rate shown is the 7 day yield as of June 30, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $159,847,900.
As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:
Federal Tax Cost	$1,002,369,251
Unrealized Appreciation	$667,215
Unrealized Depreciation	(31,967,446)
Net Unrealized Appreciation (Depreciation)	$(31,300,231)
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (concluded)

June 30, 2024 (Unaudited)
At June 30, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	713	7/17/2024	$43,978,645	$44,393,519	$414,874
Aluminum LME *	702	9/18/2024	45,029,735	44,288,478	(741,257)
Brent Crude Oil	930	9/30/2024	76,542,030	79,050,000	2,507,970
Coffee	416	9/18/2024	34,926,893	35,380,800	453,907
Copper	534	9/26/2024	60,248,443	58,626,525	(1,621,918)
Corn	2,358	9/13/2024	53,897,777	48,044,250	(5,853,527)
Cotton	376	12/06/2024	13,549,557	13,665,720	116,163
Gasoline	237	9/30/2024	23,502,668	24,596,334	1,093,666
Gold	671	8/28/2024	158,616,944	156,987,160	(1,629,784)
KC Wheat	556	9/13/2024	18,341,390	16,297,750	(2,043,640)
Lead LME *	163	7/17/2024	8,787,136	8,920,745	133,609
Lead LME *	161	9/18/2024	8,794,049	8,971,926	177,877
Lean Hog	611	8/14/2024	21,971,454	21,873,800	(97,654)
Live Cattle	487	8/30/2024	33,931,307	36,120,790	2,189,483
Low Sulfur Gasoil	355	9/12/2024	26,523,813	27,832,000	1,308,187
Natural Gas	2,922	9/28/2024	88,850,123	75,913,560	(12,936,563)
New York Harbor ULSD	192	9/30/2024	19,776,840	20,554,330	777,490
Nickel LME *	258	7/17/2024	27,974,075	26,460,336	(1,513,739)
Nickel LME *	255	9/18/2024	27,418,194	26,427,323	(990,871)
Silver	368	9/26/2024	55,017,862	54,390,400	(627,462)
Soybean	902	11/14/2024	52,096,948	49,790,400	(2,306,548)
Soybean Meal	919	12/13/2024	32,675,203	30,832,450	(1,842,753)
Soybean Oil	1,124	12/13/2024	29,747,331	29,531,976	(215,355)
Sugar	1,139	10/30/2024	24,234,625	25,896,304	1,661,679
Wheat	878	9/13/2024	28,100,760	25,176,650	(2,924,110)
WTI Crude Oil	956	9/20/2024	73,480,335	77,091,840	3,611,505
Zinc LME *	381	7/17/2024	25,846,101	27,530,584	1,684,483
Zinc LME *	377	9/18/2024	26,699,868	27,666,805	966,937
					$(18,247,351)
Short Contract Positions
Aluminum LME *	(713)	7/17/2024	(45,128,142)	(44,393,519)	734,623
Aluminum LME *	(7)	9/18/2024	(436,479)	(441,623)	(5,144)
Lead LME *	(163)	7/17/2024	(8,746,398)	(8,920,746)	(174,348)
Lead LME *	(1)	9/18/2024	(55,300)	(55,726)	(426)
Nickel LME *	(258)	7/17/2024	(27,480,836)	(26,460,336)	1,020,500
Nickel LME *	(2)	9/18/2024	(205,795)	(207,273)	(1,478)
Zinc LME *	(381)	7/17/2024	(26,603,788)	(27,530,584)	(926,796)
Zinc LME *	(4)	9/18/2024	(286,984)	(293,547)	(6,563)
					$640,368
					$(17,606,983)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

Commodity Allocation Summary
Energy	29.9%
Agriculture	27.9%
Precious Metals	20.7%
Base Metals	16.1%
Livestock	5.4%
100.0%
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

June 30, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—98.0%
MONEY MARKET FUNDS—9.8%
Invesco Government & Agency Portfolio, 4.68% (a)	22,570,298	$ 22,570,298
Total Money Market Funds		22,570,298
U.S. TREASURIES—88.2%
U.S. Treasury Bills
5.27%, 07/02/2024 (b)	$10,000,000	9,998,546
5.21%, 07/05/2024 (b)	10,000,000	9,994,183
5.27%, 07/09/2024 (b)	10,000,000	9,988,433
5.24%, 07/11/2024 (b)	10,000,000	9,985,472
5.27%, 07/16/2024 (b)	10,000,000	9,978,125
5.25%, 07/18/2024 (b)(c)	10,000,000	9,975,185
5.27%, 07/23/2024 (b)	11,000,000	10,964,776
5.25%, 07/25/2024 (b)	10,000,000	9,965,200
5.27%, 07/30/2024 (b)	10,000,000	9,957,749
5.24%, 08/01/2024 (b)(c)	10,000,000	9,955,007
5.25%, 08/06/2024 (b)	10,000,000	9,947,845
5.25%, 08/08/2024 (b)	10,000,000	9,944,826
5.24%, 08/13/2024 (b)	10,000,000	9,937,498
5.24%, 08/15/2024 (b)(c)	10,000,000	9,934,803
5.24%, 08/20/2024 (b)	11,000,000	10,919,919
5.25%, 08/22/2024 (b)	11,000,000	10,917,064
5.25%, 08/29/2024 (b)(c)	11,000,000	10,905,309
5.24%, 09/05/2024 (b)(c)	10,000,000	9,904,529
5.24%, 09/12/2024 (b)	10,000,000	9,894,079
5.22%, 09/19/2024 (b)	10,000,000	9,884,267
Total U.S. Treasuries		202,952,815
Total Short-Term Investments		225,523,113
Total Investments (Cost $225,520,478)—98.0%		225,523,113
Other Assets in Excess of Liabilities—2.0%		4,699,623
Net Assets—100.0%		$230,222,736

(a)	The rate shown is the 7 day yield as of June 30, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $44,720,870.
As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:
Federal Tax Cost	$225,520,478
Unrealized Appreciation	$777,075
Unrealized Depreciation	(955,865)
Net Unrealized Appreciation (Depreciation)	$(178,790)
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

June 30, 2024 (Unaudited)
At June 30, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	158	7/17/2024	$9,017,056	$9,837,554	$820,498
Aluminum LME *	153	9/18/2024	8,850,262	9,652,617	802,355
Aluminum LME *	157	11/20/2024	10,202,733	10,012,322	(190,411)
Brent Crude Oil	208	1/29/2025	16,549,435	17,124,640	575,205
Coffee	93	12/18/2024	6,890,133	7,829,438	939,305
Copper	119	12/27/2024	13,796,785	13,122,725	(674,060)
Corn	527	12/13/2024	12,809,308	11,086,762	(1,722,546)
Cotton	84	12/06/2024	3,476,782	3,052,980	(423,802)
Gasoline	53	11/30/2024	4,834,397	4,953,073	118,676
Gold	150	12/27/2024	36,307,298	35,784,000	(523,298)
KC Wheat	124	12/13/2024	4,339,159	3,740,150	(599,009)
Lead LME *	36	7/17/2024	1,877,172	1,970,226	93,054
Lead LME *	35	9/18/2024	1,881,244	1,950,419	69,175
Lead LME *	36	11/20/2024	2,044,718	2,018,520	(26,198)
Lean Hog	137	12/13/2024	3,932,502	3,827,780	(104,722)
Live Cattle	109	12/31/2024	8,060,080	8,105,240	45,160
Low Sulfur Gasoil	79	11/12/2024	6,020,367	6,158,050	137,683
Natural Gas	654	11/29/2024	19,825,963	20,149,740	323,777
New York Harbor ULSD	43	11/30/2024	4,527,278	4,618,664	91,386
Nickel LME *	57	7/17/2024	5,689,941	5,845,888	155,947
Nickel LME *	56	9/18/2024	6,210,707	5,803,647	(407,060)
Nickel LME *	57	11/20/2024	6,605,845	5,969,405	(636,440)
Silver	82	12/27/2024	11,845,948	12,295,900	449,952
Soybean	202	11/14/2024	11,873,504	11,150,400	(723,104)
Soybean Meal	206	12/13/2024	7,126,816	6,911,300	(215,516)
Soybean Oil	251	12/13/2024	7,060,953	6,594,774	(466,179)
Sugar	255	3/28/2025	5,476,216	5,880,504	404,288
Wheat	196	12/13/2024	6,821,782	5,850,600	(971,182)
WTI Crude Oil	214	11/22/2024	16,339,107	16,906,000	566,893
Zinc LME *	86	7/17/2024	5,408,161	6,214,253	806,092
Zinc LME *	82	9/18/2024	5,283,588	6,017,714	734,126
Zinc LME *	84	11/20/2024	6,216,184	6,208,776	(7,408)
					$(557,363)
Short Contract Positions
Aluminum LME *	(158)	7/17/2024	(8,971,267)	(9,837,554)	(866,287)
Aluminum LME *	(153)	9/18/2024	(9,824,865)	(9,652,617)	172,248
Aluminum LME *	(1)	11/20/2024	(63,261)	(63,773)	(512)
Lead LME *	(36)	7/17/2024	(1,923,287)	(1,970,226)	(46,939)
Lead LME *	(35)	9/18/2024	(1,971,833)	(1,950,419)	21,414
Nickel LME *	(57)	7/17/2024	(6,231,464)	(5,845,888)	385,576
Nickel LME *	(56)	9/18/2024	(6,446,732)	(5,803,647)	643,085
Zinc LME *	(86)	7/17/2024	(5,475,989)	(6,214,253)	(738,264)
Zinc LME *	(82)	9/18/2024	(6,051,625)	(6,017,714)	33,911
Zinc LME *	(1)	11/20/2024	(71,598)	(73,914)	(2,316)
					$(398,084)
					$(955,447)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.

See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (concluded)

June 30, 2024 (Unaudited)
Commodity Allocation Summary
Energy	29.6%
Agriculture	28.6%
Precious Metals	20.9%
Base Metals	15.7%
Livestock	5.2%
100.0%
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

June 30, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—101.6%
MONEY MARKET FUNDS—11.1%
Invesco Government & Agency Portfolio, 4.68% (a)	2,546,225	$ 2,546,225
Total Money Market Funds		2,546,225
U.S. TREASURIES—90.5%
U.S. Treasury Bills
5.27%, 07/02/2024 (b)	$1,000,000	999,855
5.21%, 07/05/2024 (b)	1,000,000	999,418
5.27%, 07/09/2024 (b)	2,000,000	1,997,687
5.24%, 07/11/2024 (b)(c)	1,000,000	998,547
5.27%, 07/16/2024 (b)	2,000,000	1,995,625
5.25%, 07/18/2024 (b)	1,000,000	997,518
5.27%, 07/23/2024 (b)	1,000,000	996,798
5.25%, 07/25/2024 (b)	1,000,000	996,520
5.24%, 08/01/2024 (b)(c)	1,000,000	995,501
5.25%, 08/08/2024 (b)	2,000,000	1,988,965
5.24%, 08/15/2024 (b)(c)	2,000,000	1,986,961
5.24%, 08/20/2024 (b)	1,000,000	992,720
5.25%, 08/22/2024 (b)(c)	2,000,000	1,984,921
5.25%, 08/29/2024 (b)(c)	2,000,000	1,982,783
5.22%, 09/19/2024 (b)	800,000	790,741
Total U.S. Treasuries		20,704,560
Total Short-Term Investments		23,250,785
Total Investments (Cost $23,250,590)—101.6%		23,250,785
Liabilities in Excess of Other Assets—(1.6%)		(370,748)
Net Assets—100.0%		$22,880,037

(a)	The rate shown is the 7 day yield as of June 30, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $4,971,350.
As of June 30, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments for federal income tax purposes was as follows:
Federal Tax Cost	$23,250,590
Unrealized Appreciation	$683,179
Unrealized Depreciation	(598,664)
Net Unrealized Appreciation (Depreciation)	$84,515
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

June 30, 2024 (Unaudited)
At June 30, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	160	7/17/2024	$9,993,865	$9,962,080	$(31,785)
Aluminum LME *	128	9/18/2024	8,209,946	8,075,392	(134,554)
Copper	74	9/26/2024	8,360,240	8,124,275	(235,965)
Lead LME *	37	7/17/2024	2,019,086	2,024,955	5,869
Lead LME *	29	9/18/2024	1,583,130	1,616,061	32,931
Nickel LME *	59	7/17/2024	6,536,524	6,051,007	(485,517)
Nickel LME *	47	9/18/2024	5,052,995	4,870,918	(182,077)
Zinc LME *	86	7/17/2024	5,957,314	6,214,253	256,939
Zinc LME *	69	9/18/2024	4,887,928	5,063,686	175,758
					$(598,401)
Short Contract Positions
Aluminum LME *	(160)	7/17/2024	(10,214,115)	(9,962,080)	252,035
Aluminum LME *	(32)	9/18/2024	(2,006,097)	(2,018,848)	(12,751)
Lead LME *	(37)	7/17/2024	(1,997,272)	(2,024,955)	(27,683)
Lead LME *	(7)	9/18/2024	(376,015)	(390,084)	(14,069)
Nickel LME *	(59)	7/17/2024	(6,370,695)	(6,051,007)	319,688
Nickel LME *	(13)	9/18/2024	(1,363,210)	(1,347,275)	15,935
Zinc LME *	(86)	7/17/2024	(6,053,053)	(6,214,252)	(161,199)
Zinc LME *	(17)	9/18/2024	(1,185,468)	(1,247,575)	(62,107)
					$309,849
					$(288,552)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (concluded)

June 30, 2024 (Unaudited)
Commodity Allocation Summary
Copper	36.3%
Aluminum	26.0%
Nickel	16.7%
Zinc	15.7%
Lead	5.3%
100.0%
See accompanying notes to the consolidated financial statements.

Consolidated Statements of Assets and Liabilities

June 30, 2024 (Unaudited)
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
ASSETS:
Investments, at cost	$1,002,369,250	$225,520,478	$23,250,590
Investments, at value	1,002,381,977	225,523,113	23,250,785
Cash	18	400	–
Deposits at broker for futures contracts	31,542,990	5,750,449	437,342
Interest and dividends receivable	271,612	86,599	11,016
Unrealized appreciation on open futures contracts	18,852,953	8,389,806	1,059,155
Total assets	1,053,049,550	239,750,367	24,758,298
LIABILITIES:
Due to custodian	–	–	498,045
Payable for capital shares redeemed	20	32	–
Unrealized depreciation on open futures contracts	36,459,936	9,345,253	1,347,707
Advisory fees payable	641,587	163,597	30,029
Legal fees	47,922	18,749	2,480
Total liabilities	37,149,465	9,527,631	1,878,261
NET ASSETS	$1,015,900,085	$230,222,736	$22,880,037
NET ASSETS CONSIST OF:
Paid in capital	$977,519,188	$224,065,116	$20,077,636
Distributable earnings/(accumulated loss)	38,380,897	6,157,620	2,802,401
NET ASSETS	$1,015,900,085	$230,222,736	$22,880,037
Shares (unlimited number of shares authorized, no par value)	49,950,000	7,100,000	975,000
Net Asset Value, per share	$20.34	$32.43	$23.47

Amounts listed as “–” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Consolidated Statements of Operations

For the Six-Month Period Ended June 30, 2024 (Unaudited)
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
INVESTMENT INCOME:
Interest income	$25,025,842	$5,789,630	$694,657
Total Income	25,025,842	5,789,630	694,657
EXPENSES:
Advisory fee (See Note 4)	1,404,923	383,124	66,964
Legal fees and expenses	50,078	18,831	2,522
Total operating expenses before reimbursed/waived expenses	1,455,001	401,955	69,486
Expenses waived and/or reimbursed by Advisor (see Note 4)	(227,816)	(68,320)	(14,908)
Total Net Expenses after Waivers	1,227,185	333,635	54,578
Net Investment Income	23,798,657	5,455,995	640,079
NET REALIZED AND UNREALIZED GAIN (LOSS):
Realized gain on investment transactions	8,439	1,691	359
Realized gain on futures contracts	46,292,535	1,008,290	2,109,147
Net realized gain from investments and future transactions	46,300,974	1,009,981	2,109,506
Net change in unrealized appreciation/(depreciation) on investment transactions	(108,716)	(28,541)	(3,090)
Net change in unrealized appreciation/(depreciation) on futures contracts	(19,504,377)	4,793,301	(931,986)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(19,613,093)	4,764,760	(935,076)
Net realized/unrealized gain/(loss) from investments and future transactions	26,687,881	5,774,741	1,174,430
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,486,538	$11,230,736	$1,814,509
See accompanying notes to the consolidated financial statements.

Consolidated Statements of Changes in Net Assets

For the Periods Indicated
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF		abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF		abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
	Year Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Year Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Year Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$23,798,657	$40,722,311	$5,455,995	$12,320,619	$640,079	$1,223,924
Net realized gain/(loss) from investments and future transactions	46,300,974	(110,366,191)	1,009,981	(25,368,900)	2,109,506	(2,171,014)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(19,613,093)	(5,920,002)	4,764,760	(7,424,755)	(935,076)	(2,003,042)
Net Increase/(Decrease) in Net Assets Resulting from Operations	50,486,538	(75,563,882)	11,230,736	(20,473,036)	1,814,509	(2,950,132)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(31,685,215)	–	(9,635,199)	–	(797,588)
Return of Capital	–	(140,888)	–	(94,578)	–	–
Change in net assets from shareholder distributions	–	(31,826,103)	–	(9,729,777)	–	(797,588)
CAPITAL TRANSACTIONS: (a)
Proceeds from shares issued	247,067,092	401,383,922	30,569,869	61,127,824	13,915,339	3,670,803
Cost of shares redeemed	(88,051,400)	(361,337,240)	(30,782,462)	(90,111,350)	(15,545,340)	(8,144,538)
Change in net assets from capital transactions	159,015,692	40,046,682	(212,593)	(28,983,526)	(1,630,001)	(4,473,735)
Change in net assets	209,502,230	(67,343,303)	11,018,143	(59,186,339)	184,508	(8,221,455)
NET ASSETS:
Beginning of period	806,397,855	873,741,158	219,204,593	278,390,932	22,695,529	30,916,984
End of period	$1,015,900,085	$806,397,855	$230,222,736	$219,204,593	$22,880,037	$22,695,529
SHARE TRANSACTIONS:
Beginning of period	41,600,001	39,750,001	7,150,001	8,050,001	1,050,000	1,250,000
Issued	12,800,000	19,300,000	950,000	1,850,000	575,000	150,000
Redeemed	(4,450,001)	(17,450,000)	(1,000,001)	(2,750,000)	(650,000)	(350,000)
Shares outstanding, end of period	49,950,000	41,600,001	7,100,000	7,150,001	975,000	1,050,000

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note9 to the Financial Statements.
Amounts listed as “–” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Tax return of Capital	Total distributions
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Six Months Ended June 30, 2024 *	$19.38	$0.50	$0.46	$0.96	$–	$–	$–
Year Ended December 31, 2023	21.98	0.99	(2.83)	(1.84)	(0.76)	(–)(g)	(0.76)
Year Ended December 31, 2022	22.93	0.32	3.14	3.46	(2.89)	(1.52)	(4.41)
Year Ended December 31, 2021	21.77	(0.05)	5.68	5.63	(4.47)	–	(4.47)
Year Ended December 31, 2020	22.64	0.05	(0.77)(h)	(0.72)	(0.15)	–	(0.15)
Year Ended December 31, 2019	21.38	0.45	1.14	1.59	(0.33)	–	(0.33)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Six Months Ended June 30, 2024 *	30.66	0.79	0.98	1.77	–	–	–
Year Ended December 31, 2023	34.58	1.56	(4.10)	(2.54)	(1.37)	(0.01)	(1.38)
Year Ended December 31, 2022	30.76	0.47	5.15	5.62	(1.74)	(0.06)	(1.80)
Year Ended December 31, 2021	25.20	(0.07)	8.18	8.11	(2.55)	–	(2.55)
Year Ended December 31, 2020	24.48	0.03	1.02	1.05	(0.33)	–	(0.33)
Year Ended December 31, 2019	23.10	0.46	1.30	1.76	(0.38)	–	(0.38)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Six Months Ended June 30, 2024 *	21.61	0.54	1.32	1.86	–	–	–
Year Ended December 31, 2023	24.73	1.07	(3.46)	(2.39)	(0.73)	–	(0.73)
Year Ended December 31, 2022	25.75	0.29	(1.13)	(0.84)	(0.18)	–	(0.18)
Year Ended December 31, 2021 (i)	25.00	(0.02)	1.17	1.15	(0.40)	–	(0.40)

*	Unaudited
(a)	Annualized for periods less than one year.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.
(f)	Not Annualized for periods less than one year.
(g)	Less than $0.005 per share.
(h)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(i)	For the period from September 22, 2021 (commencement of operations) through December 31, 2021.
Amounts listed as “–” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance			Ratios/Supplemental Data
	Total Return		Ratios To Average Net Assets(a)				Supplemental Data
Net asset value, end of period	Net asset value(c)	Market value (Unaudited)(d)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate(e)(f)

$20.34	4.92%	5.01%	0.31%	0.26%	5.01%	5.06%	$1,015,900	–
19.38	(8.35%)	(8.79%)	0.32%	0.26%	4.71%	4.77%	806,398	–
21.98	15.13%	15.24%	0.32%	0.26%	1.12%	1.18%	873,741	–
22.93	26.27%	25.85%	0.30%	0.25%	(0.25%)	(0.20%)	639,804	–
21.77	(3.17%)	(2.77%)	0.31%	0.25%	0.20%	0.26%	337,446	–
22.64	7.47%	7.06%	0.30%	0.25%	1.94%	2.00%	176,591	–

32.43	5.77%	5.98%	0.37%	0.31%	4.96%	5.02%	230,223	–
30.66	(7.36%)	(7.59%)	0.37%	0.30%	4.67%	4.73%	219,205	–
34.58	18.33%	18.43%	0.37%	0.30%	1.20%	1.27%	278,391	–
30.76	32.40%	31.74%	0.35%	0.29%	(0.30%)	(0.24%)	87,653	–
25.20	4.29%	4.79%	0.35%	0.29%	0.06%	0.12%	11,339	–
24.48	7.64%	7.31%	0.34%	0.29%	1.85%	1.90%	3,671	–

23.47	8.57%	8.12%	0.52%	0.41%	4.67%	4.78%	22,880	–
21.61	(9.61%)	(9.72%)	0.54%	0.41%	4.55%	4.68%	22,696	–
24.73	(3.25%)	(3.30%)	0.54%	0.40%	0.99%	1.13%	30,917	–
25.75	4.66%	4.83%	0.47%	0.39%	(0.44%)	(0.35%)	27,035	–

Amounts listed as “-” are $0 or round to $0.
See accompanying notes to the consolidated financial statements.

Notes to Consolidated Financial Statements

June 30, 2024 (Unaudited)
1.    Organization
abrdn ETFs (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of three series: abrdn Bloomberg All Commodity Strategy K-1 Free ETF, abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
Each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF commenced investment operations on September 22, 2021.
Each Fund’s investment objective seeks to provide investment results that closely correspond, before fees and expenses, to the performance of an underlying index (respectively, an “Index” and collectively the “Indices”). Prior to August 3, 2021, each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF operated under certain different investment policies in connection with a change from an actively-managed ETF to a passively-managed ETF. Prior to changing from an actively-managed ETF to a passively-managed ETF, however, each of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF generally sought to hold similar interests to those included in its respective Index and sought exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index.
Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Funds include the accounts of abrdn All Commodity Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg All Commodity Strategy K-1 Free ETF, abrdn All Commodity Longer Dated Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Industrial Metals Fund Limited, a wholly-owned controlled foreign corporation of the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF. Each of these subsidiaries is organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions between a Fund and its Subsidiary have been eliminated in consolidation.
Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through its Subsidiary. As a means to provide investment returns that are designed to track those of its underlying Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in its Subsidiary. As of June 30, 2024, the net assets of the abrdn All Commodity Fund Limited were $173,660,519, which was 17.1% of the net assets of abrdn Bloomberg All Commodity Strategy K-1 Free ETF. As of June 30, 2024, the net assets of the abrdn All Commodity Longer Dated Fund Limited were $49,477,630, which was 21.5% of the net assets of abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. As of June 30, 2024, the net assets of the abrdn Industrial Metals Fund Limited were $5,112,030, which was 22.3% of the net assets of abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF.
As noted previously, each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in its respective Subsidiary. Each Fund’s investment in its respective Subsidiary is intended to enable such Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.
The remainder of each Fund’s assets that are not invested in its Subsidiary will be principally invested in: (1) short-term investment grade fixed income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodities Instruments.

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
2.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – "Financial Services Investment Companies".
Investment Valuation
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair Value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. The Funds sweep available cash into the Invesco Government & Agency Portfolio, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn ETFs Advisors LLC (abrdn Inc., effective July 31, 2024 - See Note 15) (the "Advisor") as the valuation designee ("Valuation Designee") for the Funds to perform the fair valuation determinations relating to Fund investments for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security or other asset is materially different than the value that could be realized upon the sale of such security or asset. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index. This may adversely affect a Fund’s ability to track its Index.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the six-month period ended June 30, 2024.
The following is a summary of the valuations as of June 30, 2024, for each Fund based upon the three levels defined above.
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Assets
Investments in Securities
Short-Term Investments	$76,040,399	$926,341,578	$–	$1,002,381,977
Total Investments	$76,040,399	$926,341,578	$–	$1,002,381,977
Other Financial Instruments
Futures Contracts	18,852,953	–	–	18,852,953
Total Investment Assets	$94,893,352	$926,341,578	$–	$1,021,234,930
Liabilities
Other Financial Instruments
Futures Contracts	$(36,459,936)	$–	$–	$(36,459,936)
Total Investment Liabilities	$(36,459,936)	$–	$–	$(36,459,936)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Assets
Investments in Securities
Short-Term Investments	$22,570,298	$202,952,815	$–	$225,523,113
Total Investments	$22,570,298	$202,952,815	$–	$225,523,113
Other Financial Instruments
Futures Contracts	8,389,806	–	–	8,389,806
Total Investment Assets	$30,960,104	$202,952,815	$–	$233,912,919
Liabilities
Other Financial Instruments
Futures Contracts	$(9,345,253)	$–	$–	$(9,345,253)
Total Investment Liabilities	$(9,345,253)	$–	$–	$(9,345,253)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Assets
Investments in Securities
Short-Term Investments	$2,546,225	$20,704,560	$–	$23,250,785
Total Investments	$2,546,225	$20,704,560	$–	$23,250,785
Other Financial Instruments
Futures Contracts	1,059,155	–	–	1,059,155
Total Investment Assets	$3,605,380	$20,704,560	$–	$24,309,940
Liabilities
Other Financial Instruments

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
Investments, at Value	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Futures Contracts	$(1,347,707)	$–	$–	$(1,347,707)
Total Investment Liabilities	$(1,347,707)	$–	$–	$(1,347,707)
Amounts listed as “–” are $0 or round to $0.
Money Market Instruments
Each Fund invests a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Derivatives
Each Fund uses derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.
Rule 18f-4 under the 1940 Act governs a registered investment company's use of derivatives and certain other instruments. Under Rule 18f-4, a fund must limit its derivatives exposure through a value-at-risk test, adopt and implement a derivatives risk management program, and comply with certain reporting requirements.
These requirements may limit the ability of a Fund to use derivatives and other relevant transactions as part of its investment strategies. These requirements may increase the cost of the Funds' investments and cost of doing business, which could adversely affect investors.
Commodity Futures
Each Fund, through its Subsidiary, invests in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.
Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. This limit could prevent a Fund from trading when it may otherwise be advantageous to do so. Even with daily price limits, commodity futures contracts have historically experienced greater price volatility than traditional assets such as stocks or bonds. Accordingly, the NAV of a Fund’s shares may be subject to greater volatility than if the Fund only invested in stocks or bonds. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity. In order to comply with the position limits established by the CFTC and the relevant exchanges, the Advisor and/or Vident Advisory, LLC (d/b/a Vident Asset Management) (the "Sub-Advisor") could in the future reduce the size of positions that would otherwise be taken for a Fund or not trade in certain markets on behalf of a Fund in order to avoid exceeding such limits. A violation of position limits by the Advisor and/or Sub-Advisor could lead to regulatory action resulting in mandatory liquidation of certain

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
positions held by the Advisor and/or Sub-Advisor on behalf of a Fund. In addition, in October 2020, the CFTC adopted amendments to its position limits rules that established certain new and amended position limits for 25 specified physical commodity futures and related options contracts traded on exchanges, other futures contracts and related options directly or indirectly linked to such 25 specified contracts, and any OTC transactions that are economically equivalent to the 25 specified contracts. The limits may constrain the ability of the Funds to use such contracts. The amendments also modify the bona fide hedging exemption for which certain swap dealers were previously eligible, which could limit the amount of speculative OTC transaction capacity each such swap dealer would have available for the Funds going forward. There can be no assurance that the Advisor and/or Sub-Advisor will liquidate positions held on behalf of all the Advisor and/or Sub-Advisor's accounts in a proportionate manner or at favorable prices, which could result in substantial losses to a Fund. Such policies could affect the nature and extent of derivatives use by a Fund.
More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiry date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiry by delivery of the relevant commodity from one party to the other.
Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).
Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.
To ensure a party to a futures contract fulfills its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.
When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At a reporting period end, the net unrealized appreciation and depreciation on LME futures contracts is included in unrealized appreciation and unrealized depreciation on open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.
For the six-month period ended June 30, 2024, the average notional value of the Futures Contracts held by the Funds was as follows:
Derivative	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Long Futures Contracts	$1,002,064,633	$263,875,116	$36,796,410
Short Futures Contracts	$(52,340,109)	$(47,655,222)	$(16,106,877)

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
The following tables indicate the location of derivative instruments on the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Assets:
Unrealized appreciation on:
Futures Contracts	$–	$–	$–	$–	$18,852,953	$–	$18,852,953
Total	$–	$–	$–	$–	$18,852,953	$–	$18,852,953
Liabilities:
Unrealized depreciation on:
Futures Contracts	$–	$–	$–	$–	$36,459,936	$–	$36,459,936
Total	$–	$–	$–	$–	$36,459,936	$–	$36,459,936
Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Realized gain/(loss) on:
Futures Contracts	$–	$–	$–	$–	$46,292,535	$46,292,535
Total	$–	$–	$–	$–	$46,292,535	$46,292,535
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation/(depreciation) of:
Futures Contracts	$–	$–	$–	$–	$(19,504,377)	$(19,504,377)
Total	$–	$–	$–	$–	$(19,504,377)	$(19,504,377)
Amounts listed as “–” are $0 or round to $0.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Assets:
Unrealized appreciation on:
Futures Contracts	$–	$–	$–	$–	$8,389,806	$–	$8,389,806
Total	$–	$–	$–	$–	$8,389,806	$–	$8,389,806

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
Liabilities:
Unrealized depreciation on:
Futures Contracts	$–	$–	$–	$–	$9,345,253	$–	$9,345,253
Total	$–	$–	$–	$–	$9,345,253	$–	$9,345,253
Amounts listed as “–” are $0 or round to $0.
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Realized gain/(loss) on:
Futures Contracts	$–	$–	$–	$–	$1,008,290	$1,008,290
Total	$–	$–	$–	$–	$1,008,290	$1,008,290
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation/(depreciation) of:
Futures Contracts	$–	$–	$–	$–	$4,793,301	$4,793,301
Total	$–	$–	$–	$–	$4,793,301	$4,793,301
Amounts listed as “–” are $0 or round to $0.
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other	Total
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Assets:
Unrealized appreciation on:
Futures Contracts	$–	$–	$–	$–	$1,059,155	$–	$1,059,155
Total	$–	$–	$–	$–	$1,059,155	$–	$1,059,155
Liabilities:
Unrealized depreciation on:
Futures Contracts	$–	$–	$–	$–	$1,347,707	$–	$1,347,707
Total	$–	$–	$–	$–	$1,347,707	$–	$1,347,707
Amounts listed as “–” are $0 or round to $0.

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Realized Gain/(Loss) on Derivatives Recognized as a Result of Operations:
Realized gain/(loss) on:
Futures Contracts	$–	$–	$–	$–	$2,109,147	$2,109,147
Total	$–	$–	$–	$–	$2,109,147	$2,109,147
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation/(depreciation) of:
Futures Contracts	$–	$–	$–	$–	$(931,986)	$(931,986)
Total	$–	$–	$–	$–	$(931,986)	$(931,986)
Amounts listed as “–” are $0 or round to $0.
Taxes and Distributions
Each Fund intends to continue to qualify as a regulated investment company (a "RIC") by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.
The Subsidiaries are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly- owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.
As of June 30, 2024, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds pay out dividends and distribute net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. These distributions may be taxed as ordinary income or capital gains.
The management of each Fund intends to make distributions that may be taxed as ordinary income or capital gains.
3.    Investment Transactions and Related Income and Expenses
Throughout the reporting period, investment transactions are recorded on trade date.
Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
4.    Transactions with Related Parties, Investment Advisory Fees
Under the terms of the Trust’s Investment Advisory Agreement (the “Investment Advisory Agreement”), the Advisor is subject to the supervision of the Board and is responsible for the day-to-day business of the Funds, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.25% (abrdn Bloomberg All Commodity Strategy K-1 Free ETF), 0.29% (abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF) and 0.39% (abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF) of average daily net assets of the applicable Fund and its Subsidiary.
Pursuant to the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, including the fees payable to the Sub-Advisor, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of the Trust’s CCO (although, currently, the Advisor is voluntarily paying this expense); (v) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (viii) any fees and expenses related to the provision of securities lending services; and (ix) the advisory fee payable to the Advisor. The expenses of the Funds for which the Advisor has agreed to pay pursuant to the Investment Advisory Agreement are referred to as “Covered Expenses”. The internal expenses of pooled investment vehicles (such as exchange traded funds and other unaffiliated investment companies) in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Advisor.
The Advisor also serves as advisor to each Fund’s Subsidiary and each Subsidiary pays a proportion of the management fee of the Advisor. Pursuant to the investment advisory agreement between each Fund's Subsidiary and the Advisor, the Advisor has agreed to pay all expenses incurred by the Subsidiary except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); and (iv) the advisory fee payable by the Subsidiary to the Advisor.  The advisory fee paid by each Fund is based on the Fund’s average daily net assets, which includes the net assets of the relevant Subsidiary. In recognition of this, the Advisor has contractually agreed to waive the management fees that it receives from the Funds in an amount equal to the management fees paid to the Advisor by the Subsidiaries. This undertaking will continue for so long as the Funds invest in the Subsidiaries and may be terminated only with the approval of the Board, except that it would terminate automatically if the Investment Advisory Agreement with the Trust terminates.
A Trustee and certain Officers of the Trust are employees of the Advisor or its affiliates, or the Administrator.
Under the sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate based on a percentage of the average daily net assets of each Fund, subject to a minimum annual fee, as set forth below:
Fund	Annual Rate	Minimum Annual Fee
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	0.055% on first $250 million	$18,000
	0.045% on next $250 million
	0.04% on assets over $500 million
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	0.04%	$18,000
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	0.04%	$18,000

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
5.    Administration Fees
abrdn Inc. (the “Administrator”) serves as the Funds’ administrator, and State Street Bank and Trust Company (the “Sub-Administrator”) serves as sub-administrator. The Sub-Administrator provides certain administrative services to the Funds. For these services, the Sub-Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.
6.    Custodian Fees
State Street Bank and Trust Company (the “Custodian”) serves as custodian for the Funds in accordance with a Master Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.
7.    Trustees Fees
The Advisor pays the compensation for the Independent Trustees of the Trust. Effective January 1, 2024, each Independent Trustee receives an aggregate fee consisting of $50,000 annual retainer and a $5,000 per meeting fee, payable quarterly, plus expenses, for his or her service as an Independent Trustee of the Trust and as a member of any Board committees. These fees and expenses are Covered Expenses that are paid by the Advisor as described above.
8.    Distribution and Service Plan
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Funds. This fee is not a Covered Expense and therefore, if charged by the Distributor, it would be paid by the Funds.
9.    Issuance and Redemption of Fund Shares
Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) that have entered into agreements with the Fund’s Distributor (“Authorized Participants” or, individually, an “Authorized Participant”) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as creation units ("Creation Units"), each of which is comprised of a specified number of shares. Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each Fund during the reporting period is presented on the Consolidated Statements of Changes in Net Assets. The Funds each offer one class of shares, which has no front end sales load, no deferred sales charge and no redemption fee.
Creation/Redemption Transaction Fee. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the applicable Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the applicable Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services. To the extent a Fund cannot recoup the amount of transaction costs incurred in connection with a purchase or redemption because of the 2% transaction fee cap or otherwise, those transaction costs will be borne by the Fund and negatively affect the Fund’s performance. Currently, the Funds only accept cash for the purchase or redemption of Creation Units.

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
Creation and Redemption Transaction Fees:
Fund	Transaction Fee*	Maximun Transaction Fee**
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$100	2%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	100	2
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	100	2

*	An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.
**	In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Advisor’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.
10.  Investment Transactions
For the six-month period ended June 30, 2024, there were no costs associated with securities purchased or proceeds from sales of securities as all of the operational Funds were invested in short-term securities only.
11.  In-Kind Transactions
Each Fund may deliver its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities can be transferred for redemptions at fair value. For financial reporting purposes, each Fund records net realized gains and losses in connection with each transaction. Each Fund may also receive securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six-month period ended June 30, 2024, there were no in-kind transactions.
12.  Principal Risks
The Funds’ investments are subject to a variety of risks that may cause the Funds’ NAVs to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives. Unless otherwise specified, the risks described in this Note apply to each Fund.
a.    General Market Risk
An investment in a Fund should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see “Commodity Price Risk”). In addition, political, economic, social and other conditions, including actual or threatened war or other armed conflicts (such as the Russia/Ukraine and Israel/Hamas conflicts), terrorism, social unrest, public health emergencies (i.e., pandemics like COVID-19), natural disasters, rising inflation and interest rates, or other similar issues, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect a Fund’s investments. In addition, armed conflict can result in significant disruptions to the commodities markets. In response to such conflict or for other reasons, governments may impose economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, prevent or prohibit certain entities or individuals from participating in the commodities markets or otherwise impact the functioning of those markets. Such actions could decrease the liquidity and value of instruments held by a Fund. Sanctions could also result in countermeasures or retaliatory actions, which may adversely impact a Fund’s investments, including those that are not economically tied to sanctioned countries, entities and/or individuals. Although it is not possible to predict the impact that any sanctions and retaliatory actions may have on a Fund, such events could significantly harm the value of a Fund’s investments and a Fund’s performance. An investor in the Funds could lose money over short or long periods of time.
In addition, in February 2022, Russia commenced a military attack on Ukraine. The ongoing hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as aluminum, copper, nickel, oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
significant adverse impact on the Russian economy and related markets. On April 12, 2024, the United States and the United Kingdom announced sanctions prohibiting metal-trading exchanges such as the LME and Chicago Mercantile Exchange (CME), from accepting new aluminum, copper and nickel produced by Russia, and barred the import of the metals into the United States and United Kingdom. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Funds’ investments.
Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.
b.    Commodity Price Risk
The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors, including:
•	global or regional political, economic or financial events and situations, particularly war, terrorism, expropriation and other activities which might lead to disruptions to supply from countries that are major commodity producers;
•	investment trading, hedging or other activities conducted by large trading houses, producers, users, hedge funds, commodities funds, governments or other speculators which could impact global supply or demand;
•	the weather, which can affect short-term demand or supply for some commodities;
•	the future rates of economic activity and inflation, particularly in countries which are major consumers of commodities;
•	major discoveries of sources of commodities; and
•	disruptions to the infrastructure or means by which commodities are produced, distributed and stored, which are capable of causing substantial price movements in a short period of time.
Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:
•	commodity prices generally;
•	trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and
•	trading activity specific to particular futures contract(s) and maturities.
c.    Commodity Sector Risks
The daily performance of the current, or "spot", price of certain commodities has a direct impact on Fund performance. To the extent that a Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.
•	Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities, including coffee, corn, cotton, lean hogs, live cattle, soybean meal, soybean oil, soybeans, sugar, wheat (Chicago and KC hard red winter), has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.
•	Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities, including crude oil (West Texas Intermediate, or WTI, and Brent), low sulfur gas oil, natural gas, nickel, RBOB (reformulated blendstock for oxygenate blending) gasoline and ULS (ultra low sulfur) diesel, has a direct impact on Fund performance. Energy commodities’

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, wars or armed conflicts in geographic areas where energy infrastructures and resources are concentrated, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance. The energy sector has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.
•	Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, gold, lead, nickel, silver and zinc, has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, war or armed conflict, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.
As of the date of this report, the Bloomberg Industrial Metals Subindex ("BCOMIN"), the index that the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF seeks to track, consists of 5 commodities futures contracts with respect to the following industrial metals: aluminum, copper, lead, nickel and zinc. Consequently, in addition to factors affecting commodities generally, the BCOMIN may be subject to a number of additional factors specific to industrial metals, and in particular aluminum, copper, lead, nickel and zinc, that might cause price volatility. These may include, among others:
•	changes in the level of industrial activity using industrial metals, and in particular aluminum, copper, lead, nickel and zinc, including the availability of substitutes such as man-made or synthetic substitutes;
•	disruptions in the supply chain, from mining to storage to smelting or refining;
•	adjustments to inventory;
•	variations in production costs, including storage, labor and energy costs;
•	costs associated with regulatory compliance, including environmental regulations; and
•	changes in industrial, government and consumer demand, both in individual consuming nations and internationally.
d.    Passive Management Risk
Because the Funds are not “actively” managed, unless a specific security is removed from the applicable Index, the Funds generally would not sell an investment because of the investment’s performance. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more investments. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Advisor or Sub-Advisor may not produce the intended results.
e.    Index Tracking Risk
As with all index funds, the performance of a Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Index tracking risk may also occur because of differences between the investments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements, among other reasons. Moreover, the Fund may be delayed in purchasing or selling investments included in the Index. In

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
addition, the Fund may not be fully invested in the investments included in the Index at all times or may hold investments that are not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not track the return of the Index as would be the case if the Fund purchased all of the instruments in the Index, or invested in them in the exact proportions in which they are represented in the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other index ETFs that do not track such indices.
f.    Index-Related Risk
There is no guarantee that a Fund’s investment results will closely correspond, before fees and taxes, to the performance of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.
g.    Fixed-Income Securities Risk
Fixed-income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed-income securities are subject to, among other risks, credit risk, interest rate risk, inflation risk, market risk, liquidity risk, extension risk, and prepayment risk. Fixed-income securities are not traded on exchanges. The over-the-counter market may be illiquid, and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.
•	Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and/or interest payments when due and is broadly gauged by the credit ratings of the securities in which a Fund invests. However, ratings are only the opinions of rating agencies and are not guarantees of the quality of the securities. In addition, the depth and liquidity of the market for a fixed-income security may affect its credit risk. Credit risk of a security may change over its life and rated securities are often reviewed and may be subject to downgrade by a rating agency. A Fund purchasing bonds faces the risk that the creditworthiness of an issuer may decline, or the market’s perception of an issuer’s creditworthiness may decline, causing the value of the bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the bonds it has issued.
•	Interest Rate Risk. Interest rates have an effect on the value of a Fund’s fixed income investments because the value of those investments will vary as interest rates fluctuate. Generally, fixed-income securities will decrease in value when interest rates rise and when interest rates decline, the value of fixed-income securities can be expected to rise. A Fund may be subject to a greater risk of rising interest rates due to the effect of recent and potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates. In addition, a Fund’s income may decline due to falling interest rates or other factors. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.
•	Inflation Risk. Inflation risk is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from a Fund.
•	Liquidity Risk. A Fund may make investments that are, or may become, less liquid due to various factors, including general market conditions or conditions impacting the issuer of, or counterparty to, the investment. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be fewer trading opportunities available for the investments. Less liquid investments may have higher risks than more liquid investments. These risks may be magnified as interest rates rise or in other circumstances. If a Fund is forced to sell a less liquid investment to fund redemptions or to raise cash, it may be forced to sell the investment at a loss or for less than its fair value.

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
•	Extension Risk. Extension risk is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.
•	Prepayment Risk. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.
h.    Money Market Risk
Money market instruments may be subject to market risk and credit risk. There is no guarantee that money market instruments will maintain their value.
i.    Futures Contracts Risk
The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) an imperfect correlation between the value of the futures contract and the value of the underlying commodity; (ii) possible lack of a liquid secondary market for a futures contract; (iii) the inability to open or close a futures contract or cash commodity position when desired; (iv) losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited); (v) in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time; (vi) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and (vii) the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices. Although it is intended that the Fund will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.
Utilization of futures and options on futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Subsidiary as to anticipated trends, which predictions could prove to be incorrect.
There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent the Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract. However, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing options may be unlimited.
Although it is intended that the Funds will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. An exchange may halt or suspend trading in such instruments, potentially for an extended period of time. When trading in such instruments is halted or suspended, it may not be possible to enter into or close out of positions in such instruments when it would otherwise be desirable to do so. An exchange may also cancel trades in futures contracts, which could prevent a Fund from implementing its investment strategy. These actions could significantly impact the value of such instruments and potentially subject a Fund to substantial losses. They could also make it more difficult for a Fund to value a particular instrument, potentially resulting in tracking error. In addition, they could cause a Fund to hold a particular

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
instrument until the contractual delivery date or impair the Fund’s ability to access assets used to cover its positions in such instruments. Furthermore, when an exchange cancels, halts or suspends trading in one instrument, the value or liquidity of other instruments may also be impacted.
Certain of the futures contracts in which a Fund may invest trade on non-U.S. exchanges, such as the LME, that impose different requirements than U.S. exchanges. These futures contracts may be subject to additional risks, including greater price volatility, temporary price aberrations and the potential imposition of trading halts and/or limits that constrain appreciation or cause depreciation of the prices of such futures contracts, as well as different and longer settlement periods. In certain circumstances, a Fund may be required to dispose of, or novate, certain of its futures contracts earlier than the contracts’ prompt date in order to meet shareholder redemption requests. The counterparties through which a Fund or the Sub-Advisor trade may impose additional fees and interest charges for novating futures contracts, which may reduce the proceeds due to the Fund on such contracts below the price at which they are valued and the Fund’s NAV may decline as a result. For example, unlike U.S. futures exchanges, the LME has no daily price fluctuation limits that restrict the extent of daily fluctuations in the prices of contracts traded on the LME, thereby creating the possibility that prices for one or more contracts traded on the LME, including the index component, could continue to decline without limitation over a period of trading days. However, the LME has in the past, and may again in the future, suspend and/or cancel trades in derivatives contracts traded on the LME for reasons including unprecedented price activity. Additionally, because contracts traded on the LME may call for delivery on a daily, weekly, or monthly basis, there may be an increased risk of a concentration of positions in contracts trading on the LME on particular delivery dates as compared to futures contracts traded on U.S. futures exchanges.
j.    Roll Yield
During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Funds holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of a Fund.
k.    Small Fund Risk (abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF)
There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
l.    Authorized Participants
Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face trading halts or delisting.
m.    Cash Redemption Risk
Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments at an inopportune time in order to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may also cause a Fund to recognize investment income and/or capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the Funds used the in-kind redemption process. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell Fund shares to/from other investors on an exchange. Redemption requests may occasionally exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. In addition, settlement periods on the LME may result in the need for a Fund to dispose of, or novate, certain futures contracts early in order to meet redemption requests. In such circumstances, a Fund may incur additional transaction fees and interest charges and the Fund’s NAV may decline based on the difference between the price at which the Fund valued the contracts and the proceeds received.

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
n.    Commodity Pool Regulatory Risk
Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Sub-Advisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.
o.    Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
p.    Investment Company Securities
To the extent a Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.
q.    Investment Risk
An investor may lose the value of their entire investment or part of their investment in Fund shares.
r.    Leverage Risk
To the extent a Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of the Fund may be more volatile than if no leverage were present.
s.    Liquidity
Generally, only Authorized Participants may redeem Fund shares. Investors other than Authorized Participants wishing to realize their Fund shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund shares in the public trading market. Although each Fund’s shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained.
t.    Market Trading Risk
There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Fund shares in the public trading market. Although the Fund shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Although it is expected that the market price of the Fund shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).
u.    Non-Diversification Risk
As a “non-diversified” fund, each Fund may hold a smaller number of portfolio securities than many other funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund shares may be more volatile than the values of shares of more diversified funds. However, each Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Code.

Notes to Consolidated Financial Statements  (continued)

June 30, 2024 (Unaudited)
v.    Sampling Risk
A Fund’s use of a representative sampling approach may result in it holding a smaller number of instruments than are included in its Index. As a result, an adverse development respecting an investment held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the components of the Index. Conversely, a positive development relating to a constituent of the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater. A representative sampling strategy may increase the Fund’s susceptibility to Index Tracking Risk.
w.    Shares May Trade at Prices Other than NAV
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Fund shares will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Fund shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on an exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Fund shares is falling fastest, which may be the time that you most want to sell your Fund shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
x.    Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, respectively, could result in the inability of a Subsidiary to operate as intended and could negatively affect a Fund and its shareholders. Each Subsidiary is not registered under the 1940 Act, and, is not subject to the investor protections of the 1940 Act.
y.    Swap Agreements
Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of a Fund’s investment and its share price. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As with other transactions, a Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.
z.    Tax Risk
In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Code, each Fund, must among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of a Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. Each Fund intends to hold such commodity-related investments indirectly, through its Subsidiary. Each Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor each Fund’s investment in its Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If a Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by a Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. Each Fund’s strategy of investing through its Subsidiary in commodity-related instruments may cause the Fund to recognize more ordinary income than would be the case if the Fund did not invest through a Subsidiary, resulting in distributions from the Fund that are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains.

Notes to Consolidated Financial Statements  (concluded)

June 30, 2024 (Unaudited)
aa.    U.S. Government Securities
U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
13.  Indemnifications
Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.
14.  Advisor Beneficial Ownership
A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to shareholders of that Fund. As of June 30, 2024, the Advisor or its affiliates owned 37.44% of the outstanding shares of the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF. Accordingly, the Advisor and its affiliates may be deemed to “control” the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF as of that date.
15.  Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements, except as follows:
On July 31, 2024, abrdn Inc. assumed the Advisor's investment advisory responsibilities for the Funds. The Advisor is a directly-owned subsidiary of abrdn Inc., which is an indirect wholly-owned subsidiary of abrdn plc, and therefore, the Advisor and abrdn Inc. are commonly controlled affiliates. The fees payable under the investment advisory agreement between the Trust and the Advisor, and the management personnel of the Advisor previously responsible for providing investment advisory services to the Funds, did not change as a result of abrdn Inc.’s assumption of responsibilities. abrdn Inc. has been registered as an investment advisor with the Securities and Exchange Commission since 1995. abrdn Inc., a Delaware corporation formed in 1993, is located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103.

abrdn ETFs

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.

abrdn ETFs

Proxy Disclosures for Open-End Management Investment Companies
Not applicable.

abrdn ETFs

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in Item 7.

abrdn ETFs

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement
Summary of Board Considerations in Approving the Investment Advisory Agreement and Sub-Advisory Agreement
At a regularly scheduled meeting (the “Meeting”) of the Board of Trustees (the “Board”) of abrdn ETFs (the “Trust”) held on June 12, 2024, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between abrdn ETFs Advisors LLC (the “Advisor”) and the Trust, on behalf of the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF , abrdn  Bloomberg All Commodity Strategy K-1 Free ETF and abrdn Bloomberg Industrial Metal Strategy K-1 Free ETF (each a “Fund” and collectively, the “Funds”). The Board members also received information on the services provided to the Funds by Vident Advisory, LLC (“Vident”) under a separate sub-advisory agreement (the “Sub-Advisory Agreement”) between Vident and the Advisor. In connection with their consideration of whether to approve the continuation of the Advisory Agreement, the Board members received and reviewed a variety of information provided by the Advisor and Vident relating to the Funds, the Advisory Agreement and the Advisor and Vident. The information provided to the Board members included comparative performance, fee and expense information and other information regarding the nature, extent and quality of services provided by the Advisor and Vident under the respective Agreement, including Vident’s activities to support the Advisor and the Advisor’s oversight of Vident. The materials provided to the Board generally included, among other items: (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks; (ii) reports prepared by the Advisor and Vident in response to requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees; (iii) information on the Funds’ advisory fees and other expenses, including information comparing each Fund’s expenses to those of a peer group of funds and information about applicable expense limitations; (iv) information about the profitability of the Advisory Agreement to the Advisor; and (v) a memorandum from the Independent Trustees’ independent legal counsel and from Trust counsel on the responsibilities of the Board in considering for approval the investment advisory arrangements under the 1940 Act and Delaware law. The Independent Trustees met with representatives of the Advisor and separately in executive session with independent legal counsel on June 5, 2024 to discuss the continuation of the Advisory Agreement. The Independent Trustees also met with representatives of Vident and separately in executive session with independent legal counsel on May 22, 2024 to discuss the services that Vident provides to the Funds and Vident’s responses to a request for information sent to Vident by the Independent Trustees’ independent legal counsel. The Independent Trustees also, together with the independent board members of other registered investment companies advised by the Advisor and its affiliates (collectively, the “abrdn Funds complex”), met on May 1, 2024 with the chief investment officer (the “CIO”) of abrdn plc, the ultimate parent of the Advisor.  During the meeting with the CIO, the Independent Trustees received information on and responses to their questions concerning, among other items, abrdn plc’s and the Advisor’s investment decision-making framework, monitoring of investment theses and responses to underperformance, key personnel and investment team consistency, and investment product developments at abrdn plc, including with respect to the abrdn Funds complex.
In evaluating whether to renew the Advisory Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent, and quality of the services provided to each Fund by the Advisor under the Advisory Agreement; (ii) the costs of the services provided to each Fund and the anticipated profits realized by the Advisor (and its affiliates) from its relationships with each Fund; (iii) each Fund’s total expense ratio as well as the advisory fees paid by each Fund pursuant to the Advisory Agreement relative to the total expense ratios of and the advisory fees charged by a comparable group of funds with similar investment strategies (“peer funds”); (iv) the investment performance of each Fund relative to that of its benchmark index as well as the performance of its peer funds; (vi) any additional benefits (such as soft dollars, if any) received by the Advisor and its affiliates; (v) the extent to which economies of scale would be realized by Shareholders as each Fund’s assets increase; (vii) the Advisor’s compliance program; and (viii) any other considerations deemed relevant by the Board. The Independent Trustees also discussed the Advisory Agreement in an executive session with independent legal counsel at which no representatives of the Advisor were present. No single factor reviewed by the Board was identified as the principal factor in determining whether to renew the Advisory Agreement, and individual Trustees may have given different weight to various factors.
The discussion immediately below outlines in greater detail the materials and information presented to the Board by the Advisor in connection with the Board’s consideration and approval of the continuation of the Advisory Agreement, and the conclusions made by the Board at the Meeting when determining to renew the Advisory Agreement. The Board also approved the assumption and assignment of the Advisory Agreement and Sub-Advisory Agreement from the Advisor to abrdn Inc., the immediate parent company of the Advisor, and approved the continuation of parallel agreements with the Advisor and Sub-Advisor with respect to each Fund’s wholly-owned Cayman Islands-registered subsidiary, through which each Fund gains its exposure to commodity futures contracts.
Nature, Extent and Quality of Services. The Trustees reviewed information on the Advisor’s responsibilities pursuant to the Advisory Agreement and the information the Advisor provided on how it discharged its duties.  The Trustees considered the Advisor’s personnel who provided services to the Funds, including their experience and qualifications. The Trustees also considered the resources of the Advisor that were devoted to the Funds, noting that the Advisor draws on the resources of its parent company, abrdn Inc., and its affiliates abrdn ETFs

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)
in providing services to the Funds. The Trustees noted that the Advisor also arranges for transfer agency, custody, fund administration and other non-distribution services for each Fund and its subsidiary, that such services (with specified exceptions) were provided for a “unitary fee” paid by each Fund and its subsidiary, and that the Advisor had agreed to reimburse the advisory fees paid by the Funds’ subsidiaries. The Board also received, reviewed and discussed with personnel of the Advisor information describing the Advisor’s business operations, financial condition, personnel, brokerage and other trading practices and  historical investment performance.  The Trustees reviewed the Advisor’s and the Funds’ compliance policies and procedures. The Board noted the financial risks assumed by the Advisor given the fee structure. The Board also focused on the role of the Advisor in overseeing and monitoring Vident, the Sub-Advisor to each Fund, under the Advisory Agreement. The Trustees also noted that abrdn Inc., parent company to the Advisor, had represented that it would financially support the obligations of the Advisor with respect to the Funds and that an upcoming corporate transition would result in abrdn Inc. serving as investment advisor to the Funds, with no change in actual management or services provided.
The Independent Directors also took into account their recent meetings, together with the independent board members of other abrdn Funds complex, with the chair of abrdn plc and abrdn plc’s interim Chief Executive Officer. During those meetings, the abrdn plc representatives responded to questions from the Independent Directors and affirmed abrdn’s long-term commitment to the investments business and the abrdn Funds complex in particular.
Based on the totality of the information considered, the Board concluded that they were comfortable with nature, extent and quality of the Advisor’s services provided to each Fund, and that the Advisor has provided and can continue to provide these services on an ongoing basis based on its experience, operations and resources.
Costs and Profitability. The Board then considered the Advisor’s costs in providing services to each Fund and the profits realized by the Advisor in connection with providing such services. The Board reviewed profit and loss information provided by the Advisor with respect to each of the Funds. The Trustees also received profitability information with respect to other Securities and Exchange Commission (“SEC”)-registered exchange-traded funds managed by the Advisor and its affiliates. In particular, the Board noted the Advisor’s representation of its long-term commitment to the success and growth of the Funds. The Board also considered how the Advisor’s profitability was affected by its obligations to pay third parties for, among other items included in the “unitary fee,” sub-advisory, custody and administrative services. Based on the totality of the information considered, the Board concluded that the Advisor’s profitability with respect to the Funds was reasonable.
Fees and Expenses. The Board considered each Fund’s advisory fees payable under the Advisory Agreement in relation to the estimated costs of the advisory and related services provided by the Advisor.  They also reviewed each Fund’s expenses as compared to a group of unaffiliated peer funds (the “Peer Group”) that had been furnished by Institutional Shareholder Services (“ISS”), an independent third-party data provider and other peer funds provided by the Advisor. The Board noted that each Fund’s fee structure is a “unitary fee” structure under which each Fund pays a single advisory fee out of which all of the Fund’s expenses, except for certain excluded expenses, are paid by the Advisor. The Board reviewed each Fund’s advisory fee and total expense ratio and noted that no changes were being proposed. The Board also considered information about the sub-advisory fees paid to Vident, noting that the Advisor paid the sub-advisory fees out of the advisory fees it received from each Fund.  Based on the totality of the information considered, the Board concluded, with respect to each Fund, that the advisory fees appeared reasonable in light of the services rendered.
Investment Performance of each Fund. The Board reviewed reports comparing each Fund’s investment performance over time to the performance of the Fund’s benchmark index as well as other funds in its Peer Group provided by ISS and other peer funds provided by the Advisor. Representatives of the Advisor provided information regarding, and discussed with the Board, the factors impacting the performance of each Fund and current market conditions. Representatives of management noted that, while each Fund invests with the intent to track the performance of its respective benchmark index, factors such as the Funds’ fees and expenses and differences between the actual rate of return on the investment of the Funds’ cash collateral and the hypothetical rate of return on cash collateral calculated by the benchmark indices accounted for the difference between each Fund’s performance and that of its respective benchmark. The Board determined that, while each Fund’s performance fell below its benchmark, the Board was satisfied by the reasons given for the underperformance. Based on the totality of the information considered, the Board concluded that the investment results that the Advisor had been able to achieve for the Funds were generally consistent with the Funds’ investment objectives of achieving the return of a specified index after expenses. The Board noted that, for the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and abrdn Bloomberg All Commodity Strategy K-1 Free ETF, the Funds’ investment objectives and strategies had been changed in 2021 from actively managed funds to funds that seek to track the performance of an underlying index, and that performance prior to such date reflected the respective Fund’s prior investment objective and strategies.
Indirect Benefits. The Board then considered whether or the extent to which the Advisor derives any ancillary or indirect benefits that could accrue to the Advisor from the Funds’ operations as a result of the Advisor’s relationship with each Fund. The Board also considered abrdn ETFs

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement  (concluded)
whether any of the Advisor’s affiliates might benefit from the Funds’ operations. Based on the totality of the information considered, the Board concluded that any benefits accruing to the Advisor by virtue of its relationships with the Funds appeared to be reasonable.
Economies of Scale. The Board next considered the absence of breakpoints in the Funds’ advisory fee schedules and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels should the assets of the Funds increase in future years, including that the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF had breakpoints in its sub-advisory fee, the benefit of which would, because the Advisor paid the Fund’s sub-advisory fees under the Fund’s “unitary fee” structure, inure to the Advisor. Based on the totality of the information considered, the Board determined that it would monitor potential economies of scale that could be shared with the Funds, as well as the appropriateness of introducing breakpoints if the assets of the Funds increase in the future.
Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information the Trustees believed relevant in the exercise of their individual reasonable business judgment, the Board, including the Independent Trustees, with the assistance of Trust Counsel and independent counsel to the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and approved the continuation of the Advisory Agreement.

abrdn ETFs
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc.

(b)	Financial Highlights are included in the response to Item 7(a), above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included in the response to Item 7, above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of investment advisory contracts is included in the response to Item 7, above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)

Change in the registrant’s independent public accountant – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn ETFs

By:	/s/ Alan Goodson
Alan Goodson
President
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson
President
September 6, 2024

By:	/s/ Brian Kordeck
Brian Kordeck
Treasurer and Principal Financial Officer
September 6, 2024